Fair Values of Assets and Liabilities - Additional Information (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Assets, fair value	$ 0	$ 0
Liabilities, fair value	$ 0	$ 0